Short-term bank loans (Tables)	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Schedule of Short-term Debt [Table Text Block]
The Company’s short-term bank loans consist of the following:

	December 31 , 2018	December 31 , 2017

Loan payable to Bank of China Lishui Branch	$4,808,314	$5,208,893

Loan payable to SPD bank	2,874,700	-

Total	$7,683,014	$5,208,893